United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total: 490,176(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

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
                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
HILTON HOTELS CORP                         C   43284810  $14,485    637000SH           SOLE                                637000
STARWOOD HOTELS & RESORTS WO               C   85590A20  $25,121    430150SH           SOLE                                430150
AMB PPTY CORP                              C   00163T10  $13,825    342300SH           SOLE                                342300
APARTMENT INVT & MGMT CO                   C   03748R10   $7,596    197100SH           SOLE                                197100
ARCHSTONE-SMITH TR                         C   39583109  $19,311    504215SH           SOLE                                504215
ARDEN RLTY INC                             C   3979310    $4,504    119400SH           SOLE                                119400
AVALONBAY CMNTYS INC                       C   5348410   $21,852    290200SH           SOLE                                290200
BOSTON PPTYS INC                           C   10112110  $23,393    361727SH           SOLE                                361727
BRE PPTYS INC                              C   5.56E+109  $6,494    161100SH           SOLE                                161100
CATELLUS DEV CORP                          C   14911310  $13,792    450705SH           SOLE                                450705
CORPORATE OFFICE PPTYS TR                  C   22002T10   $1,136     38700SH           SOLE                                 38700
DUKE-WEEKS REALTY CORP                     C   26441150   $2,356     69000SH           SOLE                                 69000
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $12,360    345736SH           SOLE                                345736
EQUITY RESIDENTIAL                         C   29476L10  $13,274    366900SH           SOLE                                366900
ESSEX PPTY TR                              C   29717810   $5,807     69300SH           SOLE                                 69300
FEDERAL RLTY INVT TR                       C   31374720  $17,106    331200SH           SOLE                                331200
GENERAL GROWTH PPTYS INC                   C   37002110   $7,259    200750SH           SOLE                                200750
HEALTH CARE PPTY INVS INC                  C   42191510  $10,600    382800SH           SOLE                                382800
HOST MARRIOTT CORP NEW                     C   44107P10  $19,251   1112800SH           SOLE                               1112800
KILROY RLTY CORP                           C   49427F10   $1,731     40500SH           SOLE                                 40500
KIMCO RLTY CORP                            C   49446R10   $6,593    113700SH           SOLE                                113700
LASALLE HOTEL PPTYS                        C   51794210   $9,008    283000SH           SOLE                                283000
LEXINGTON CORPORATE PPTYS TR               C   52904310   $2,958    131000SH           SOLE                                131000
LIBERTY PPTY TR                            C   53117210   $2,506     58000SH           SOLE                                 58000
MACERICH CO                                C   55438210  $19,135    304700SH           SOLE                                304700
MACK CALI RLTY CORP                        C   55448910     $506     11000SH           SOLE                                 11000
MERISTAR HOSPITALITY CORP                  C   58984Y10     $311     37200SH           SOLE                                 37200
PAN PAC RETAIL PPTYS INC                   C   69806L10  $23,362    372600SH           SOLE                                372600
POST PPTYS INC                             C   73746410   $2,370     67900SH           SOLE                                 67900
PRENTISS PPTYS TR                          C   74070610   $6,322    165500SH           SOLE                                165500
PROLOGIS TR                                C   74341010  $12,934    298500SH           SOLE                                298500
PS BUSINESS PKS INC CALIF                  C   69360J10   $5,665    125600SH           SOLE                                125600
PUBLIC STORAGE INC                         C   74460D10  $15,320    274800SH           SOLE                                274800
REGENCY CTRS CORP                          C   75884910  $21,132    381450SH           SOLE                                381450
SAUL CTRS INC                              C   80439510   $1,243     32500SH           SOLE                                 32500
SIMON PPTY GROUP INC NEW                   C   82880610  $33,627    519981SH           SOLE                                519981
SL GREEN RLTY CORP                         C   78440X10  $15,398    254300SH           SOLE                                254300
SUNSTONE HOTEL INVS INC NEW                C   86789210   $3,853    185400SH           SOLE                                185400
TAUBMAN CENTERS INC                        C   876664103 $13,858    462700SH           SOLE                                462700
UNITED DOMINION RLTY TR INC                C   91019710   $2,063     83200SH           SOLE                                 83200
VORNADO RLTY TR                            C   92904210  $23,676    311000SH           SOLE                                311000
BROOKFIELD PPTYS CORP                      C   11290010  $15,648    418400SH           SOLE                                418400
TRIZEC PPTYS INC                           C   89687P10   $8,160    431300SH           SOLE                                431300
SIMON PPTY GROUP INC NEW                   C   82880680   $3,272     55260SH           SOLE                                 55260








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